Prepaid expenses (Tables)	12 Months Ended
Dec. 31, 2023
Prepaid Expenses
Schedule of prepaid expenses

	2023	2022

Prepaid expenses	377,405	359,109

Advertisements not released (i)	13,047	2,361
Rentals and insurance	69,759	64,544
Incremental costs for obtaining contracts with customers (ii)	190,663	178,543
IT Services (iii)	16,053	21,500
Prepaid contractual expenses (iv)	-	77,810
Other (v)	87,883	14,351

Current portion	(238,468)	(278,851)
Non-current portion	138,937	80,258